Average Annual Total Returns	12 Months Ended										60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2024
MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	13.82%										7.53%	6.72%
MH Elite Small Cap Fund of Funds | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.69%										6.07%	5.41%
MH Elite Small Cap Fund of Funds | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.60%										6.07%	5.40%
MH Elite Small Cap Fund of Funds | Russell 2000 Index
Prospectus [Line Items]
Average Annual Return, Percent	11.54%										7.53%	7.82%
MH Elite Small Cap Fund of Funds | MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	13.82%	14.98%	(20.36%)	14.58%	20.41%	22.58%	(10.56%)	12.39%	15.96%	(6.70%)
MH Elite Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	18.57%										9.95%	8.76%
MH Elite Fund of Funds | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.26%										8.43%	7.45%
MH Elite Fund of Funds | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.85%										8.09%	7.02%
MH Elite Fund of Funds | Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	24.51%										14.28%	12.87%
MH Elite Fund of Funds | MH Elite Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	18.57%	19.08%	(20.65%)	19.75%	19.75%	25.17%	(8.13%)	20.44%	6.98%	(2.73%)
MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Average Annual Return, Percent	0.77%										1.43%	2.63%
MH Elite Select Portfolio of Funds | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.70%)										0.60%	1.86%
MH Elite Select Portfolio of Funds | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.68%										1.27%	2.17%
MH Elite Select Portfolio of Funds | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	5.78%										4.62%	5.41%
MH Elite Select Portfolio of Funds | MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Average Annual Return, Percent	0.77%	12.53%	(26.30%)	6.72%	20.22%	20.19%	(15.55%)	21.70%	2.87%	(4.99%)
MH Elite Income Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	6.19%										2.07%	2.63%
MH Elite Income Fund of Funds | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.08%										1.22%	1.82%
MH Elite Income Fund of Funds | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.57%										1.58%	1.98%
MH Elite Income Fund of Funds | Barclays US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%										(0.33%)	1.35%
MH Elite Income Fund of Funds | MH Elite Income Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	6.19%	7.33%	(9.85%)	2.44%	5.26%	11.10%	(3.24%)	5.40%	5.77%	(2.38%)